UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                            811-22466

GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:      (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund Schedule of Investments (unaudited) As of June 30, 2017

Strategy	Investments	Shares	Cost	Fair Value
	Investment Funds - 82.47%
	Exchange Traded Funds - 8.18%
	Equity - 8.18%
	iShares US Preferred Stock ETF	328,300	$12,302,810	$12,859,511
	Vanguard Global ex-U.S. Real Estate Index Fund	231,111	12,445,605	12,999,994
				25,859,505
	Mutual Funds - 25.01%
	Equity - 6.50%
	Lazard Global Listed Infrastructure Portfolio	1,253,598	17,817,521	20,559,012
	Fixed Income - 18.51%
	Federated Bond Fund	1,202,071	11,283,794	11,179,263
	GMO Emerging Country Debt Fund	903,605	24,996,174	27,207,542
	Harbor High-Yield Bond Fund	1,986,937	20,096,970	20,127,670
				58,514,475
	Offshore Funds - 49.28%
	Fixed Income - 44.02%
	ArrowMark Income Opportunity Fund QP, Ltd.		20,211,377	19,851,596
	Beach Point Dynamic Income Offshore Fund Ltd.		30,433,116	38,424,769
	Good Hill Overseas Fund Ltd		21,833,642	27,222,132
	Halcyon Senior Loan Fund I Offshore Ltd.		12,214,832	12,477,786
	Melody Special Situations Offshore Credit Fund L.P.		20,000,000	22,116,453
	Serengeti Segregated Portfolio Company, Ltd.		15,733,883	19,109,128
				139,201,864
	Reinsurance - 5.26%
	Aeolus Property Catastrophe Keystone PF Fund L.P.		14,563,851	16,259,007
	AQR Re Holdings Ltd.		377,284	359,935
				16,618,942
	Investments in Securities - 8.70%
	Common Stock - 8.70%
	United States - 8.70%
	Basic Material - 0.39%
	Nucor Corp.	21,160	1,160,492	1,224,529
	Communications - 0.38%
	Cisco Systems Inc.	38,360	1,207,344	1,200,668
	Consumer, Cyclical - 2.31%
	American Eagle Outfitters Inc.	26,930	400,886	324,507
	Carnival Corp.	7,265	355,239	476,366
	Coach Inc.	10,829	418,275	512,645
	General Motors Co.	34,187	1,158,488	1,194,152
	Genuine Parts Co.	4,113	407,056	381,522
	KAR Auction Services Inc.	26,844	1,035,590	1,126,643
	PACCAR Inc.	17,922	1,071,872	1,183,569

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2017

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities (continued)
	Common Stock - 8.70% (continued)
	United States - 8.70% (continued)
	Consumer, Cyclical - 2.31% (continued)
	Penske Automotive Group Inc.	7,651	$397,954	$335,955
	Polaris Industries Inc.	4,757	405,336	438,738
	VF Corp.	8,227	499,763	473,875
	Whirlpool Corp.	2,336	405,813	447,624
	Williams-Sonoma Inc.	8,716	449,787	422,726
	Consumer, Non-Cyclical - 2.82%
	Abbott Laboratories	28,304	1,195,750	1,375,857
	AbbVie Inc.	19,631	1,173,879	1,423,444
	Amgen Inc.	2,362	395,544	406,807
	Bristol-Myers Squibb Co.	7,754	403,293	432,053
	Bunge Ltd.	5,917	405,569	441,408
	Cardinal Health Inc.	6,638	513,082	517,233
	Gilead Sciences Inc.	6,028	398,449	426,662
	Johnson & Johnson	10,700	1,174,697	1,415,503
	PepsiCo Inc.	11,404	1,178,232	1,317,048
	Sysco Corp.	23,367	1,114,171	1,176,061
	Energy - 0.14%
	Marathon Petroleum Corp.	8,459	412,317	442,659
	Industrial - 1.41%
	CH Robinson Worldwide Inc.	12,563	923,260	862,827
	Cummins Inc.	2,757	400,798	447,241
	Hubbell Inc.	9,867	1,073,650	1,116,648
	Packaging Corp. of America	4,208	323,628	468,729
	Sonoco Products Co.	22,285	1,099,843	1,145,895
	Union Pacific Corp.	3,770	352,143	410,591
	Retail - 0.14%
	Target Corp.	8,235	641,352	430,608
	Technology - 1.11%
	Intel Corp.	32,658	1,073,146	1,101,881
	KLA-Tencor Corp.	13,834	1,205,432	1,265,949
	Microsoft Corp.	16,849	1,022,471	1,161,402
				27,530,025
	Total Investments (Cost $260,165,460*) - 91.17%			288,283,823
	Other Assets and Liabilities, net - 8.83%			27,918,009
	Net Assets - 100.00%			$316,201,832

Percentages shown are stated as a percentage of net assets as of June 30, 2017.

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2017

*	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2017, as computed for federal tax purposes, were as follows:

Aggregate cost	$278,648,486

Gross unrealized appreciation	$12,938,478
Gross unrealized depreciation	(3,303,141)
Net unrealized appreciation	$9,635,337

Investments by Strategy (as a percentage of total investments)
Investment Funds
Exchange Traded Funds
Equity	8.97%
Mutual Funds
Fixed Income	20.30
Equity	7.13
Total Mutual Funds	27.43
Offshore Funds
Fixed Income	48.29
Reinsurance	5.76
Total Offshore Funds	54.05
Investments in Securities
Common Stock	9.55
100.00%

Equity Swaps Outstanding as of June 30, 2017:
				Pay/
	Reference	Buy/	Floating Rate	Receive	Termination	Notional
Counterparty	Entity/Obligation	Sell	Index	Floating	Date	Amount	Fair Value
Credit Suisse International	The Cushing 30 MLP Index Swap	Buy	1-month USD- LIBOR_BBA	Pay	4/6/2018	$13,867,729	$(552,411)
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index Swap	Buy	Fed Funds effective	Pay	4/11/2018	8,851,951	(334,170)

							$(886,581)

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2017

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the nine month period ended June 30, 2017 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$1,938,630

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(1,350,779)

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2017

Fair Value Measurements

The GAI Agility Income Fund (the "Fund") invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent.  As a result, investments in Offshore Funds with a fair value of $155,820,806 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in mutual funds and investments in securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2017

The inputs or methodology used for valuing securities are not necessarily on indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2017 is as follows:

Description	Total Fair Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets
Exchange Traded Funds
Equity	$25,859,505	$25,859,505	$–	$–
Mutual Funds
Equity	20,559,012	20,559,012	–	–
Fixed Income	58,514,475	58,514,475	–	–
Offshore Funds (1)	155,820,806	–	–	–
Investment in Securities
Common Stock	27,530,025	27,530,025	–	–

Liabilities
Equity Swaps
Index	(886,581)	–	(886,581)	–

Total Investments	$287,397,242	$132,463,017	$(886,581)	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any levels during the nine month period ended June 30, 2017.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semi-annually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the nine month period ended June 30, 2017. The Fund had no unfunded capital commitments as of June 30, 2017.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2017:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2017

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2016 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*	/s/Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8/28/17

By (Signature and Title)*	/s/Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8/28/17

* Print the name and title of each signing officer under his or her signature.